CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Investment Trust (1933 Act File No. 333-179640; 1940 Act File No. 811-22670) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class FI, Class R, Class R1 and Class I of Legg Mason Opportunity Trust, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement (“Amendment No. 4”), and (b) that Amendment No. 4 was filed electronically.

Dated as of: May 5, 2014	By:	/s/ Richard Wachterman
	Name:	Richard Wachterman
	Title:	Assistant Secretary